OTHER NON-CURRENT ASSETS (Details)	1 Months Ended		9 Months Ended
	Oct. 31, 2022 USD ($) agreement	Sep. 30, 2022 USD ($) agreement	Dec. 31, 2022 USD ($) agreement item	Mar. 31, 2022 USD ($)
OTHER NON-CURRENT ASSETS
Number of automobiles purchased | item			100
Operating lease payments			$ 215,763	$ 557,677
Purchase Agreements
OTHER NON-CURRENT ASSETS
Number of automobiles purchased | agreement	130	130	20
Operating lease payments	$ 2,098,533	$ 2,098,533
Prepayments of automobiles purchased			$ 837,731